ACQUISITIONS - Acquisition of EnvisionTEC (Details) - USD ($) $ in Thousands		5 Months Ended
	Feb. 16, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Liabilities assumed:
Goodwill		$ 251,060	$ 2,252	$ 2,300	$ 2,252
Business Combination, Consideration Transferred [Abstract]
Gross Value		186,519
Acquired technology
Business Combination, Consideration Transferred [Abstract]
Gross Value		126,540	$ 10,193
Trade name
Business Combination, Consideration Transferred [Abstract]
Gross Value		9,079
Customer relationships
Business Combination, Consideration Transferred [Abstract]
Gross Value		50,900
Acquisition of EnvisionTEC
Assets acquired:
Cash and cash equivalents	$ 859
Restricted cash	5,004
Accounts receivable	2,982
Inventory	8,852
Prepaid expenses and other current assets	1,081
Restricted cash - noncurrent	285
Property and equipment	1,440
Intangible assets	137,300
Other noncurrent assets	1,801
Total assets acquired	159,604
Liabilities assumed:
Accounts payable	1,443
Customer deposits	2,461
Current portion of lease liability	605
Accrued expenses and other current liabilities	13,711
Liability for income taxes	480
Deferred revenue	300
Current portion of long-term debt	898
Long-term debt	285
Deferred tax liability	32,966
Lease liability, net of current portion	1,189
Total liabilities assumed	54,338
Net assets acquired	105,266
Goodwill	198,369	36,600
Business Combination, Consideration Transferred [Abstract]
Gross Value	137,300
Payment to acquire business	$ 143,800
Common stock issued for acquisition	5,036,142
Common stock fair value issued for acquisition	$ 159,800
Transaction costs	4,800
Net revenues included in consolidated result		15,700
Net income (loss) included in consolidated result		$ (4,800)
Acquisition of EnvisionTEC | Acquired technology
Business Combination, Consideration Transferred [Abstract]
Gross Value	77,800
Acquisition of EnvisionTEC | Trade name
Business Combination, Consideration Transferred [Abstract]
Gross Value	$ 8,600
Estimated Life	13 years
Acquisition of EnvisionTEC | Customer relationships
Business Combination, Consideration Transferred [Abstract]
Gross Value	$ 50,900
Estimated Life	10 years
Minimum | Acquisition of EnvisionTEC | Acquired technology
Business Combination, Consideration Transferred [Abstract]
Estimated Life	7 years
Maximum | Acquisition of EnvisionTEC | Acquired technology
Business Combination, Consideration Transferred [Abstract]
Estimated Life	12 years